SEGMENT INFORMATION (Tables)	9 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF REVENUE AND OTHER INCOME SEGMENT

The following table sets forth the Company’s revenue and other income by segment.

A)	Revenue

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
IFPG	$457,058	$—	$813,737	$—
SGBP	—	—	—	—
Total Revenue	$457,058	$—	$813,737	$—

B)	Other Income (Government Support Income)

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
IFPG	$49,267	$—	$156,824	$—
SGBP	68,413	192,500	541,801	370,291
Total Government Support Income	$117,680	$192,500	$698,625	$370,291